Document and Entity information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	TEMPLETON GROWTH FUND INC
Central Index Key	0000805664
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Jan. 01, 2017
Templeton Growth Fund, Inc.-15 | Templeton Growth Fund, Inc. | Class A
Risk/Return:
Trading Symbol	TEPLX
Templeton Growth Fund, Inc.-15 | Templeton Growth Fund, Inc. | Class C
Risk/Return:
Trading Symbol	TEGTX
Templeton Growth Fund, Inc.-15 | Templeton Growth Fund, Inc. | Advisor Class
Risk/Return:
Trading Symbol	TGADX
Templeton Growth Fund, Inc.-15 | Templeton Growth Fund, Inc. | Class R
Risk/Return:
Trading Symbol	TEGRX
Templeton Growth Fund, Inc.-15 | Templeton Growth Fund, Inc. | Class R6
Risk/Return:
Trading Symbol	FTGFX